Exhibit 99.2

June 13, 2024

CPI/Amherst BTR Program Venture, L.L.C.

1001 Pennsylvania Avenue

Washington, D.C. 20004

RE: AMSR 2024-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

To whom it may concern:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I.	Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

A.	Background.

We have been informed that:

1.	The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2.	Some of the Properties were previously designated by CPI/Amherst BTR Program Venture, L.L.C. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3.	Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

B.	Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or the Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

C.	How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties. Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.	Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2.	Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3.	Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4.	Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5.	Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6.	Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

•	As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

•	It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

•	It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

•	Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

•	It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

•	Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

•	Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

D.	Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2.	Making any findings with respect to:

a.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

b.	The value of the Properties or any other collateral securing the Mortgage Loan,

c.	Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

d.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.	Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 0 of 437 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

[Signatures on following page]

Executed as of the day and year first above written.

BCHH, LLC

By:	/s/ Charles Marino
Name:	Charles Marino
Title:	President

Schedule I

Property ID	HOA Status
8412779	Apparent Non-HOA Property
8406796	Apparent Non-HOA Property
8402786	Apparent Non-HOA Property
8356687	Apparent Non-HOA Property
8353429	Apparent Non-HOA Property
8347404	Apparent Non-HOA Property
8346005	Apparent Non-HOA Property
8336580	Apparent Non-HOA Property
8287830	Apparent Non-HOA Property
8256415	Apparent Non-HOA Property
8146473	Apparent Non-HOA Property
8307545	Apparent Non-HOA Property
9026452	Apparent Non-HOA Property
8257682	Apparent Non-HOA Property
8624113	Apparent Non-HOA Property
8133005	Apparent Non-HOA Property
8555537	Apparent Non-HOA Property
8546269	Apparent Non-HOA Property
8099603	Apparent Non-HOA Property
8512159	Apparent Non-HOA Property
8138000	Apparent Non-HOA Property
8455546	Apparent Non-HOA Property
8423511	Apparent Non-HOA Property
8369638	Apparent Non-HOA Property
8368295	Apparent Non-HOA Property
8352324	Apparent Non-HOA Property
8338283	Apparent Non-HOA Property
8282421	Apparent Non-HOA Property
8282411	Apparent Non-HOA Property
8282410	Apparent Non-HOA Property
8282407	Apparent Non-HOA Property
8282408	Apparent Non-HOA Property
8282406	Apparent Non-HOA Property
8282409	Apparent Non-HOA Property
8269237	Apparent Non-HOA Property
8282414	Apparent Non-HOA Property
8282415	Apparent Non-HOA Property

Property ID	HOA Status
8282423	Apparent Non-HOA Property
8282418	Apparent Non-HOA Property
8282412	Apparent Non-HOA Property
8282413	Apparent Non-HOA Property
8267530	Apparent Non-HOA Property
8233544	Apparent Non-HOA Property
8337813	Apparent Non-HOA Property
8060652	Apparent Non-HOA Property
8174336	Apparent Non-HOA Property
8383103	Apparent Non-HOA Property
8141197	Apparent Non-HOA Property
8396048	Apparent Non-HOA Property
8413704	Apparent Non-HOA Property
5014104	Apparent Non-HOA Property
9244235	Apparent Non-HOA Property
9066626	Apparent Non-HOA Property
8988817	Apparent Non-HOA Property
8802675	Apparent Non-HOA Property
8776017	Apparent Non-HOA Property
8774882	Apparent Non-HOA Property
8759523	Apparent Non-HOA Property
8759437	Apparent Non-HOA Property
8754825	Apparent Non-HOA Property
8740643	Apparent Non-HOA Property
8727283	Apparent Non-HOA Property
8726817	Apparent Non-HOA Property
8722719	Apparent Non-HOA Property
8705298	Apparent Non-HOA Property
8679162	Apparent Non-HOA Property
8674643	Apparent Non-HOA Property
8674430	Apparent Non-HOA Property
8669593	Apparent Non-HOA Property
8665461	Apparent Non-HOA Property
8662477	Apparent Non-HOA Property
8660158	Apparent Non-HOA Property
8659476	Apparent Non-HOA Property
8655872	Apparent Non-HOA Property
8645138	Apparent Non-HOA Property
8644606	Apparent Non-HOA Property

Property ID	HOA Status
8643689	Apparent Non-HOA Property
8642853	Apparent Non-HOA Property
8642849	Apparent Non-HOA Property
8640365	Apparent Non-HOA Property
8639336	Apparent Non-HOA Property
8636528	Apparent Non-HOA Property
8636222	Apparent Non-HOA Property
8634186	Apparent Non-HOA Property
8633280	Apparent Non-HOA Property
8631818	Apparent Non-HOA Property
8624595	Apparent Non-HOA Property
8619171	Apparent Non-HOA Property
8615431	Apparent Non-HOA Property
8613131	Apparent Non-HOA Property
8610417	Apparent Non-HOA Property
8476811	Apparent Non-HOA Property
8496258	Apparent Non-HOA Property
8605168	Apparent Non-HOA Property
8604351	Apparent Non-HOA Property
8602443	Apparent Non-HOA Property
8601822	Apparent Non-HOA Property
8601723	Apparent Non-HOA Property
8601666	Apparent Non-HOA Property
8601340	Apparent Non-HOA Property
8592993	Apparent Non-HOA Property
8592396	Apparent Non-HOA Property
8496286	Apparent Non-HOA Property
8587488	Apparent Non-HOA Property
8581035	Apparent Non-HOA Property
8575445	Apparent Non-HOA Property
8575178	Apparent Non-HOA Property
8565607	Apparent Non-HOA Property
8544719	Apparent Non-HOA Property
8561521	Apparent Non-HOA Property
8559856	Apparent Non-HOA Property
8550950	Apparent Non-HOA Property
8590757	Apparent Non-HOA Property
8576457	Apparent Non-HOA Property
8543925	Apparent Non-HOA Property

Property ID	HOA Status
8538123	Apparent Non-HOA Property
8536166	Apparent Non-HOA Property
8536134	Apparent Non-HOA Property
8535840	Apparent Non-HOA Property
8535160	Apparent Non-HOA Property
8534902	Apparent Non-HOA Property
8533416	Apparent Non-HOA Property
8432023	Apparent Non-HOA Property
8530067	Apparent Non-HOA Property
8530044	Apparent Non-HOA Property
8529089	Apparent Non-HOA Property
8529076	Apparent Non-HOA Property
8523796	Apparent Non-HOA Property
8521756	Apparent Non-HOA Property
8521394	Apparent Non-HOA Property
8514418	Apparent Non-HOA Property
8512292	Apparent Non-HOA Property
8505811	Apparent Non-HOA Property
8505373	Apparent Non-HOA Property
8504692	Apparent Non-HOA Property
8502991	Apparent Non-HOA Property
8502404	Apparent Non-HOA Property
8393852	Apparent Non-HOA Property
8501219	Apparent Non-HOA Property
8501180	Apparent Non-HOA Property
8303732	Apparent Non-HOA Property
8493654	Apparent Non-HOA Property
8412482	Apparent Non-HOA Property
8491289	Apparent Non-HOA Property
8484413	Apparent Non-HOA Property
8351368	Apparent Non-HOA Property
8478593	Apparent Non-HOA Property
8357279	Apparent Non-HOA Property
8217601	Apparent Non-HOA Property
8467307	Apparent Non-HOA Property
8465843	Apparent Non-HOA Property
8464716	Apparent Non-HOA Property
8462828	Apparent Non-HOA Property
8038109	Apparent Non-HOA Property

Property ID	HOA Status
8284740	Apparent Non-HOA Property
8447191	Apparent Non-HOA Property
8445671	Apparent Non-HOA Property
8430473	Apparent Non-HOA Property
8378545	Apparent Non-HOA Property
8424584	Apparent Non-HOA Property
8414352	Apparent Non-HOA Property
6983543	Apparent Non-HOA Property
8390166	Apparent Non-HOA Property
8405705	Apparent Non-HOA Property
8398935	Apparent Non-HOA Property
8397539	Apparent Non-HOA Property
8453750	Apparent Non-HOA Property
8393930	Apparent Non-HOA Property
8500482	Apparent Non-HOA Property
8390755	Apparent Non-HOA Property
8386684	Apparent Non-HOA Property
8386517	Apparent Non-HOA Property
8385601	Apparent Non-HOA Property
8377376	Apparent Non-HOA Property
8357725	Apparent Non-HOA Property
8461142	Apparent Non-HOA Property
8344035	Apparent Non-HOA Property
8336071	Apparent Non-HOA Property
8198611	Apparent Non-HOA Property
8307024	Apparent Non-HOA Property
8306862	Apparent Non-HOA Property
8608912	Apparent Non-HOA Property
8294195	Apparent Non-HOA Property
8290235	Apparent Non-HOA Property
8275160	Apparent Non-HOA Property
8273819	Apparent Non-HOA Property
8273509	Apparent Non-HOA Property
8269775	Apparent Non-HOA Property
8269640	Apparent Non-HOA Property
8269560	Apparent Non-HOA Property
8269015	Apparent Non-HOA Property
8254289	Apparent Non-HOA Property
8253699	Apparent Non-HOA Property

Property ID	HOA Status
8244352	Apparent Non-HOA Property
8242664	Apparent Non-HOA Property
8242173	Apparent Non-HOA Property
8186790	Apparent Non-HOA Property
8238949	Apparent Non-HOA Property
8237155	Apparent Non-HOA Property
8226112	Apparent Non-HOA Property
8215733	Apparent Non-HOA Property
8214241	Apparent Non-HOA Property
8211607	Apparent Non-HOA Property
8201431	Apparent Non-HOA Property
8193260	Apparent Non-HOA Property
8192395	Apparent Non-HOA Property
8183859	Apparent Non-HOA Property
8183588	Apparent Non-HOA Property
8179696	Apparent Non-HOA Property
8175890	Apparent Non-HOA Property
8174347	Apparent Non-HOA Property
8173766	Apparent Non-HOA Property
8169004	Apparent Non-HOA Property
8158712	Apparent Non-HOA Property
8153570	Apparent Non-HOA Property
8152866	Apparent Non-HOA Property
8152626	Apparent Non-HOA Property
8151705	Apparent Non-HOA Property
8146341	Apparent Non-HOA Property
8336767	Apparent Non-HOA Property
8143135	Apparent Non-HOA Property
8466696	Apparent Non-HOA Property
8130300	Apparent Non-HOA Property
8120122	Apparent Non-HOA Property
8114593	Apparent Non-HOA Property
8112211	Apparent Non-HOA Property
8110237	Apparent Non-HOA Property
8107880	Apparent Non-HOA Property
8100844	Apparent Non-HOA Property
8100824	Apparent Non-HOA Property
8353614	Apparent Non-HOA Property
8084989	Apparent Non-HOA Property

Property ID	HOA Status
8084950	Apparent Non-HOA Property
8078933	Apparent Non-HOA Property
8078357	Apparent Non-HOA Property
8075855	Apparent Non-HOA Property
8075768	Apparent Non-HOA Property
8074149	Apparent Non-HOA Property
8067869	Apparent Non-HOA Property
8067082	Apparent Non-HOA Property
8067006	Apparent Non-HOA Property
8061022	Apparent Non-HOA Property
8236943	Apparent Non-HOA Property
8056155	Apparent Non-HOA Property
8055211	Apparent Non-HOA Property
8201480	Apparent Non-HOA Property
8038538	Apparent Non-HOA Property
7871997	Apparent Non-HOA Property
7686629	Apparent Non-HOA Property
8228535	Apparent Non-HOA Property
7541062	Apparent Non-HOA Property
7161514	Apparent Non-HOA Property
8492013	Apparent Non-HOA Property
8744825	Apparent Non-HOA Property
8655868	Apparent Non-HOA Property
8623676	Apparent Non-HOA Property
8604251	Apparent Non-HOA Property
8580957	Apparent Non-HOA Property
8564066	Apparent Non-HOA Property
8538979	Apparent Non-HOA Property
8537619	Apparent Non-HOA Property
8536019	Apparent Non-HOA Property
8528997	Apparent Non-HOA Property
8239420	Apparent Non-HOA Property
8491130	Apparent Non-HOA Property
8477865	Apparent Non-HOA Property
8445295	Apparent Non-HOA Property
8388750	Apparent Non-HOA Property
8422660	Apparent Non-HOA Property
8409563	Apparent Non-HOA Property
8396905	Apparent Non-HOA Property

Property ID	HOA Status
8396089	Apparent Non-HOA Property
8354761	Apparent Non-HOA Property
8324832	Apparent Non-HOA Property
8314969	Apparent Non-HOA Property
8285226	Apparent Non-HOA Property
8369244	Apparent Non-HOA Property
8261525	Apparent Non-HOA Property
8260707	Apparent Non-HOA Property
8256370	Apparent Non-HOA Property
8231208	Apparent Non-HOA Property
8353578	Apparent Non-HOA Property
8253180	Apparent Non-HOA Property
8215423	Apparent Non-HOA Property
8202986	Apparent Non-HOA Property
8534885	Apparent Non-HOA Property
8520966	Apparent Non-HOA Property
8391426	Apparent Non-HOA Property
8433056	Apparent Non-HOA Property
8529236	Apparent Non-HOA Property
8326485	Apparent Non-HOA Property
8159433	Apparent Non-HOA Property
8594681	Apparent Non-HOA Property
8231973	Apparent Non-HOA Property
8438023	Apparent Non-HOA Property
8433091	Apparent Non-HOA Property
8095332	Apparent Non-HOA Property
8095299	Apparent Non-HOA Property
8273861	Apparent Non-HOA Property
8250978	Apparent Non-HOA Property
8225522	Apparent Non-HOA Property
8138028	Apparent Non-HOA Property
8068322	Apparent Non-HOA Property
8557379	Apparent Non-HOA Property
8542936	Apparent Non-HOA Property
8351501	Apparent Non-HOA Property
8470408	Apparent Non-HOA Property
8295881	Apparent Non-HOA Property
8368002	Apparent Non-HOA Property
8584826	Apparent Non-HOA Property

Property ID	HOA Status
8333898	Apparent Non-HOA Property
8235813	Apparent Non-HOA Property
8214049	Apparent Non-HOA Property
8120761	Apparent Non-HOA Property
8041153	Apparent Non-HOA Property
8008398	Apparent Non-HOA Property
8465588	Apparent Non-HOA Property
8902894	Apparent Non-HOA Property
8283287	Apparent Non-HOA Property
8563645	Apparent Non-HOA Property
8251089	Apparent Non-HOA Property
8636638	Apparent Non-HOA Property
8497063	Apparent Non-HOA Property
8551444	Apparent Non-HOA Property
8550756	Apparent Non-HOA Property
8541826	Apparent Non-HOA Property
8536896	Apparent Non-HOA Property
8609453	Apparent Non-HOA Property
8534338	Apparent Non-HOA Property
8530273	Apparent Non-HOA Property
8561510	Apparent Non-HOA Property
8459948	Apparent Non-HOA Property
8342139	Apparent Non-HOA Property
8418857	Apparent Non-HOA Property
8402739	Apparent Non-HOA Property
8380032	Apparent Non-HOA Property
8425338	Apparent Non-HOA Property
8421520	Apparent Non-HOA Property
8266559	Apparent Non-HOA Property
8608684	Apparent Non-HOA Property
8479164	Apparent Non-HOA Property
8233322	Apparent Non-HOA Property
8198195	Apparent Non-HOA Property
8179325	Apparent Non-HOA Property
8607815	Apparent Non-HOA Property
8094379	Apparent Non-HOA Property
7989451	Apparent Non-HOA Property
7757898	Apparent Non-HOA Property
7324071	Apparent Non-HOA Property

Property ID	HOA Status
8483767	Apparent Non-HOA Property
8040427	Apparent Non-HOA Property
8541238	Apparent Non-HOA Property
8195236	Apparent Non-HOA Property
8009525	Apparent Non-HOA Property
8144979	Apparent Non-HOA Property
8143718	Apparent Non-HOA Property
8131298	Apparent Non-HOA Property
8493900	Apparent Non-HOA Property
8502172	Apparent Non-HOA Property
8555768	Apparent Non-HOA Property
8474308	Apparent Non-HOA Property
8458538	Apparent Non-HOA Property
8579318	Apparent Non-HOA Property
7857457	Apparent Non-HOA Property
8132922	Apparent Non-HOA Property
8106637	Apparent Non-HOA Property
8458891	Apparent Non-HOA Property
8422163	Apparent Non-HOA Property
8375107	Apparent Non-HOA Property
8459888	Apparent Non-HOA Property
8427245	Apparent Non-HOA Property
8501613	Apparent Non-HOA Property
8563913	Apparent Non-HOA Property
8124457	Apparent Non-HOA Property
8589421	Apparent Non-HOA Property
8593838	Apparent Non-HOA Property
7770205	Apparent Non-HOA Property
8402557	Apparent Non-HOA Property
8514016	Apparent Non-HOA Property
8384380	Apparent Non-HOA Property
8120568	Apparent Non-HOA Property
8675260	Apparent Non-HOA Property
8541936	Apparent Non-HOA Property
8392542	Apparent Non-HOA Property
8282422	Apparent Non-HOA Property
8210580	Apparent Non-HOA Property
8282419	Apparent Non-HOA Property
8282417	Apparent Non-HOA Property

Property ID	HOA Status
8350276	Apparent Non-HOA Property
8483302	Apparent Non-HOA Property
8498533	Apparent Non-HOA Property
8539342	Apparent Non-HOA Property
8471778	Apparent Non-HOA Property
8511796	Apparent Non-HOA Property
8109988	Apparent Non-HOA Property
8282405	Apparent Non-HOA Property
8282416	Apparent Non-HOA Property
8282420	Apparent Non-HOA Property
8583244	Apparent Non-HOA Property
8031986	Apparent Non-HOA Property
8023438	Apparent Non-HOA Property
8724553	Apparent Non-HOA Property
8649803	Apparent Non-HOA Property
8642220	Apparent Non-HOA Property
8622917	Apparent Non-HOA Property
8492461	Apparent Non-HOA Property
8592427	Apparent Non-HOA Property
8541173	Apparent Non-HOA Property
8328458	Apparent Non-HOA Property
8474279	Apparent Non-HOA Property
8472007	Apparent Non-HOA Property
8460928	Apparent Non-HOA Property
8456076	Apparent Non-HOA Property
8449455	Apparent Non-HOA Property
8432965	Apparent Non-HOA Property
8416292	Apparent Non-HOA Property
8409581	Apparent Non-HOA Property
8398425	Apparent Non-HOA Property
8382396	Apparent Non-HOA Property
8324913	Apparent Non-HOA Property
8391035	Apparent Non-HOA Property
8286016	Apparent Non-HOA Property
8151429	Apparent Non-HOA Property
8143273	Apparent Non-HOA Property
8106822	Apparent Non-HOA Property
8049847	Apparent Non-HOA Property
8038590	Apparent Non-HOA Property

Property ID	HOA Status
8010954	Apparent Non-HOA Property
7520220	Apparent Non-HOA Property
8720762	Apparent Non-HOA Property
8482499	Apparent Non-HOA Property
8122244	Apparent Non-HOA Property
8479580	Apparent Non-HOA Property
8470979	Apparent Non-HOA Property
8460451	Apparent Non-HOA Property
8405564	Apparent Non-HOA Property
8078334	Apparent Non-HOA Property